Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Schedule Of Revenues

The table below presents a summary for the years ended December 31, 2020, 2021 and 2022, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SICT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues. For this presentation, access fees charged to third parties for complementary services are classified as airport services.

	2020		2021		2022
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	536,336	Ps.	930,401	Ps.	1,262,276
Charges for not canceling extended stay reservations		6,469		9,542		10,102
Parking on embarking/disembarking platform		58,126		105,345		147,775
Parking on extended stay or overnight platform		82,517		120,056		130,002
Passenger walkways and shuttle buses		19,711		27,266		36,646
Airport security charges		193,144		303,145		517,402
Airport real estate services to airlines:
Leasing of hangars to airlines		22,793		29,455		31,470
Leasing of shops, warehouses and stockrooms to airlines (operating)		4,107		5,657		6,252
Leasing of space and other terminal facilities to airlines within the terminal (operating)		42,129		49,830		72,975
Leasing of land and other surfaces to airlines outside the terminal (operating)		5,246		17,174		11,308
Leasing of check-in desks and other terminal space		3,829		4,940		5,132
Leasing of desks and other terminal space for ticket sale		3,261		2,605		2,187

Airport passenger services:
Domestic passenger charges		2,929,963		4,790,143		6,753,767
International passenger charges		2,999,583		5,186,458		7,689,784
Airport real estate services and rights of access to other operators		47,724		65,410		100,864
Complementary services:
Catering services		12,947		12,772		31,647
Other third-party ramp services rendered to airlines		83,717		104,481		160,196
Traffic and/or dispatch		29,941		31,110		39,123
Fuel supply or removal		135,598		178,170		314,642
Third-party airplane maintenance and repair		8,601		9,994		13,184
Total aeronautical services (regulated revenues included in the maximum rate)		7,225,742		11,983,954		17,336,734

Regulated revenues not included in the maximum rate:
Car parking charges		234,553		388,106		548,862
Recovery of cost over aeronautical services		102,005		116,769		133,163
Recovery of cost over non-aeronautical services		71,581		69,763		90,257
Total regulated revenues not included in the maximum rate		408,139		574,638		772,282
Total regulated revenues		7,633,881		12,558,592		18,109,016

	2020		2021		2022
Unregulated revenues(1)
Commercial concessions:
Retail operations		171,720		232,498		398,956
Food and beverages		197,441		333,157		484,804
Duty free		255,468		435,799		584,218
VIP lounges		27,218		40,355		65,593
Financial services		37,304		46,011		59,479
Communications and networks		13,167		12,101		13,770
Car rentals		248,755		342,697		471,340
Commercial leasing		15,592		16,749		24,797
Advertising		99,242		61,384		104,830
Time sharing developers		102,428		188,658		237,783
Leasing of space to airlines and other complementary service providers (non-operating)		125,606		142,520		148,100
Lease outside the terminal		63,762		77,644		96,041
Convenience store		98,164		177,263		315,788
VIP Lounges operated directly		144,897		219,498		374,038
Royalties		3,889		8,075		7,141
Revenues from sharing of commercial activities:
Retail operations		82,060		168,797		215,055
Food and beverages		107,317		184,097		293,713
Duty free		57,006		101,267		127,072
Financial services		13,184		22,571		31,518
Car rentals		34,528		58,892		70,374
Access fee for ground transportation		56,697		91,504		109,552
Non-airport access fees		29,644		35,654		45,187
Other leases		9,062		11,924		25,197
Services rendered to ASA		701		1,603		3,081
Various commercial-related revenues		45,062		77,085		117,529
Total unregulated revenues		2,039,914		3,087,803		4,424,956
Total of Non-aeronautical services(2)		2,448,053		3,662,441		5,197,238
Total aeronautical and non-aeronautical services	Ps.	9,673,795	Ps.	15,646,395	Ps.	22,533,972

(1)
Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 31).
(2)
Includes the total regulated revenues not included in the maximum rate and total unregulated revenues.

Summary of Timing of Satisfaction of Performance Obligations in Contracts with Customers	The following table presents information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the corresponding revenue recognition policy.

Advanced payments from clients represent payments for future services that have not yet been provided and if they are not performed, the Company has the obligation to reimburse their customers for such.

Type of Contract	Nature and timing of service	Revenue recognition according IFRS 15

Aeronautical contracts with airlines

The Company provides the facilities to serve the passengers and the price is determined based on Maximum Rates approved by the SCT and the JCAA in Jamaica and is assigned based on the service category (TUA, operational airport services, and real estate services to airlines and car parking).

Revenue is recognized monthly as the service is provided, based on the movement of passengers and aircraft associated with the type of service.
Complementary services	The Company provides the facilities to the client in order to render service and ground support to the airlines, based on the specific rates according to the aircraft and tariff for cargo volume.	Revenue assigned according to the type of service provided monthly when the service is performed over time.

Commercial concessions

The Company provides spaces within its terminal buildings that consist of the rental of the space in the airport terminals (different from the spaces occupied by the airlines that are essential for its operation), income from car parking, access fees to third parties that provide catering services and other services at airports, other miscellaneous income and royalties for the use of trademarks of the Company.

Revenues are recognized through operating lease agreements, and either with monthly fixed rent or a percentage of the lessee´s monthly revenues, whichever is higher. Rental income from the Company´s leases is recognized using a straight-line basis over the term of the relevant lease.